Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash proceeds from Crescent
Crescent's cash in trust account	$ 253,395
Crescent's cash and cash equivalents	20
Less: redemptions	(155,372)
Cash proceeds from PIPE Investment	75,000
Cash proceeds from Forward Purchase Agreement	25,000
Less: Cash payments to escrow	(2,000)
Less: Cash payments to stockholder representative expense holdback	(100)
Less: Cash payments of direct and incremental Merger transaction costs	(36,252)
Net cash proceeds from Merger and PIPE financing reflected as financing cash flows	159,691	$ 159,691	$ 0	$ 0
Cash payments of indirect or non-incremental Merger transaction costs	(2,085)
Net cash proceeds from Merger and PIPE financing reflected as operating cash flows	(2,085)
Net cash proceeds from Merger and PIPE financing	157,606
Merger transaction costs not impacting additional paid-in capital	2,085
Non-cash VCIP/OBIP stock bonus	32,637
Non-cash net assets assumed from Crescent	36
Non-cash offering cost associated with warrant liability	41
Less: warrant liability	(2,008)
Net contribution from Merger and PIPE financing	$ 190,397
Class A common stock issued (in shares)	7,500,000
Per share price on the Closing Date (in dollars per share)	$ 10.00
Class A Common Stock, Forward Purchase Agreement
Cash proceeds from Crescent
Class A common stock issued (in shares)	2,500,000
Per share price on the Closing Date (in dollars per share)	$ 10.00